13. Taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Income tax and social contribution, current	R$ 501,685	R$ 188,952	R$ 194,244
Income tax and social contribution, noncurrent	176,480	169,967	94,686
Income tax and social contribution payable, current	86,310	41,454	R$ 311,916
IR and CSLL paid in advance
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Income tax and social contribution, current	937,663	765,150
Income tax and social contribution, noncurrent	176,480	169,967
IR and CSLL to be offset against liability
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Income tax and social contribution, current	(435,978)	(576,198)
IR and CSLL due
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Income tax and social contribution payable, current	362,307	547,992
IR and CSLL to be offset against asset
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Income tax and social contribution payable, current	R$ (275,997)	R$ (506,538)